Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 25, 2022
Entity Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2022
Document Effective Date	Mar. 02, 2022
Prospectus Date	Mar. 02, 2022
BNY Mellon Responsible Horizons Corporate Bond ETF | BNY Mellon Responsible Horizons Corporate Bond ETF
Prospectus:
Trading Symbol	RHCB